Loans and advances to clients (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Fixed interest rate	R$ 427,753,814	R$ 371,917,215
Floating interest rate	171,934,030	179,618,988
Total	R$ 599,687,844	R$ 551,536,203